Business combination - Consideration transferred (Details) - DigitalGlobe - USD ($) $ in Millions	Dec. 31, 2017	Oct. 05, 2017
Business combination
Cash paid	$ 1,131.0	$ 1,131.0
Shares issued		1,063.4
Merger consideration to be settled	3.1	3.1
Liability to dissenting shareholders	$ 116.7	114.9
Issuance of replacement equity-settled awards		15.8
Purchase consideration		$ 2,328.2